Leases - Schedule of right-of-use assets depreciated on straight-line basis over the lease term (Details)	12 Months Ended
Dec. 31, 2025
Buildings | Bottom of range
Leases
Lease term (in years)	3 years
Buildings | Top of range
Leases
Lease term (in years)	22 years
Other | Bottom of range
Leases
Lease term (in years)	3 years
Other | Top of range
Leases
Lease term (in years)	5 years